Intangible Assets	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
9.
INTANGIBLE ASSETS

	Brands and Trademarks	Customer relationships	Intangible assets under development and prepayments	Other intangible assets	Total
Cost
October 1, 2021	1,383,480	304,191	4,329	5,282	1,697,282
Additions	—	—	1,407	407	1,814
Disposals	—	—	(5)	—	(5)
Transfers			—	—	—
Impact of foreign currency translation	122,633	41,541	—	263	164,437
September 30, 2022	1,506,113	345,732	5,731	5,952	1,863,528
October 1, 2022	1,506,113	345,732	5,731	5,952	1,863,528
Additions	—	—	716	79	795
Disposals	—	—	(5,175)	—	(5,175)
Transfers	—	—	(220)	702	482
Impact of foreign currency translation	(61,929)	(22,473)	(0)	40,765	(43,638)
September 30, 2023	1,444,184	323,259	1,052	47,498	1,815,992

Accumulated amortization
October 1, 2021	—	(10,767)	—	(724)	(11,491)
Amortization	—	(27,491)	(5,146)	(1,573)	(34,210)
Impact of foreign currency translation	—	(2,464)	—	(162)	(2,626)
September 30, 2022	—	(40,722)	(5,146)	(2,459)	(48,327)
October 1, 2022	—	(40,722)	(5,146)	(2,459)	(48,327)
Amortization	—	(27,026)	—	(1,546)	(28,572)
Disposals	—	—	5,146	—	5,146
Impact of foreign currency translation	—	2,276	—	(40,780)	(38,504)
September 30, 2023	—	(65,472)	—	(44,785)	(110,257)

Net book value
September 30, 2022	1,506,113	305,010	585	3,493	1,815,201
September 30, 2023	1,444,184	257,787	1,052	2,713	1,705,736

Other intangibles are comprised primarily of acquired software licenses. The remaining amortization period for customer relationships amounts to 7-14 years.

Indefinite-life Intangibles

The Company completed its annual impairment test and concluded that there was no impairment during the periods presented.

The carrying value of the indefinite-lived intangibles was the following:

	Americas	Europe	ASPA	MEAI	Total
As at September 30, 2022	856,565	509,878	100,581	39,089	1,506,113
As at September 30, 2023	801,621	496,735	98,777	47,051	1,444,184

These intangible assets have been included in the goodwill impairment test described in the section above.